Lease liabilities	9 Months Ended
Sep. 30, 2026
Presentation of leases for lessee [abstract]
Lease liabilities
18. Lease liabilities
Lifezone's leases include leases of office space, warehouse and accommodation units in Tanzania and Australia. Right-of-use (“ROU”) lease assets and lease liabilities are recognized for such leases at the commencement date based on the present value of lease payments over the lease term. Lifezone does not recognize a related ROU asset and lease liability for a lease term of twelve months or less.
For the three months ended September 30, 2026, and September 30, 2025, Lifezone recognized an expense of $66,777 and $106,694, respectively, relating to short-term leases. For the nine months ended September 30, 2026, and September 30, 2025, Lifezone recognized an expense of $194,430 and $322,708, respectively, relating to short-term leases. During the nine months ended September 30, 2026, Lifezone extended the term of its office lease in Perth, Australia by two years.
The analysis of lease liabilities is presented below:

$
As at January 1, 2025	1,418,696
Additions	1,795,693
Interest accretion on lease liabilities	95,219
Payments	(874,244)
Disposals	(118,907)
Foreign exchange impact	(262,257)
As at December 31, 2025	2,054,200
Lease reassessments	548,615
Interest accretion on lease liabilities	166,042
Payments	(1,029,470)
Foreign exchange impact	8,207
As at September 30, 2026	1,747,594

	September 30, 2026	December 31, 2025
	$	$
Current	785,565	931,364
Non-current	962,029	1,122,836
Total lease liabilities	1,747,594	2,054,200
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	September 30, 2026	December 31, 2025
Undiscounted future lease payments	$	$
Less than 1 year	945,490	1,122,834
More than 1 year but less than 5 years	1,028,635	1,264,733
Total undiscounted future lease payments	1,974,125	2,387,567